Income Taxes - Unused Tax Losses (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 63,714	¥ 57,990
Less than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,268	1,112
One to five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	7,012	3,725
After five years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	48,156	34,812
No expiration date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 7,278	¥ 18,341